Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
The following table shows the breakdown of cash, cash equivalents and restricted cash as of December 31, 2023 and June 30, 2024:

	December 31, 2023	June 30, 2024
	(in thousands)
Cash and cash equivalents	$149,581	$128,703
Cash and cash equivalents held by VIE	23	411
Restricted cash	8,638	9,342
Total cash, cash equivalents and restricted cash	$158,242	$138,456